Operating Segments (Tables)	12 Months Ended
Dec. 31, 2024
Operating Segments [Abstract]
Schedule of Revenue Reported in Financial Statements are Attributed to Countries Based on Location of Customer

Revenue reported in the financial statements are attributed to countries based on the location of the customers, as follows:

	Year ended December 31
	2024	2023	2022

Digital Asset Segment:
Switzerland	$871	$976	$-
United States	$231	$149	$170
United Kingdom	$56	$4	$123
Japan	$44	$107	$162
State of Israel	$16	$21	$90
Gibraltar	$-	$11,380	$8,946
Other	$75	$151	107

Schedule of Revenue from Major Customers

Revenue from major customers which account for 10 percent or more of total revenue as reported in the financial statements:

	Year ended December 31
	2024	2023	2022
Customer A (*)	$659	$976	$-

(*)	See note 15 - Related parties